INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11 – Income Taxes

The Company has adopted ASC 740-10, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company’s total deferred tax liabilities, deferred tax assets and deferred tax asset valuation allowances at September 30, 2018 and December 31, 2017 are as follows:

	September 30, 2018	December 31, 2017
Total deferred tax assets	$4,260,000	$3,730,000
Less valuation allowance	(4,260,000)	(3,730,000)
Total deferred tax liabilities	-	-
Net deferred tax asset (liability)	$-	$-

Realization of deferred tax assets is dependent on future earnings, if any, the timing and amount of which is uncertain.  Those amounts are therefore presented on the Company’s balance sheets as a non-current asset.  Utilization of the net operating loss carry forwards may be subject to substantial annual limitations, which may result in the expiration of net operating loss carry forwards before utilization.

NOTE 10	INCOME TAXES

The Company has adopted ASC 740-10, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company’s total deferred tax liabilities, deferred tax assets, and deferred tax asset valuation allowances are as of December 31 are as follows:

	December 31, 2017	December 31, 2016
Total deferred tax assets	$3,730,000	$5,235,000
Less valuation allowance	(3,730,000)	(5,235,000)
Total deferred tax liabilities	-	-
Net deferred tax asset (liability)	$-	$-

Those amounts have been presented in the company’s financial statements as of December 31, as follows:

December 31,
	2017	2016
Deferred tax asset	$-	$-

Deferred tax liability	-	-

Net deferred tax asset (liability)	$-	$-

The company has a loss carry forward of $9.1 million that may be offset against future taxable income.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cut and Jobs Act (the “Tax Act”).  The Tax Act establishes new tax laws that affects 2018 and future years, including a reduction in the U.S. federal corporate income tax rate to 21%, effective January 1, 2018. For certain deferred tax assets and deferred tax liabilities, we have recorded a provisional decrease of $1,680,000, with a corresponding net adjustment to valuation allowance of $1,680,000 as of December 31, 2017.

Realization of deferred tax assets is dependent on future earnings, if any, the timing and amount of which is uncertain.  Those amounts are therefore presented on the Company’s balance sheets as a non-current asset.  Utilization of the net operating loss carry forwards may be subject to substantial annual limitations, which may result in the expiration of net operating loss carry forwards before utilization.